DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 1) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Swap [Member] | Long Term Investments And Receivables [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset		$ 0
Swap [Member] | Other Current Liabilities [Member] | Designated As Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	(2)	(11)
Swap [Member] | Other Current Liabilities [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability		0
Swap [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	88	78
Foreign Exchange Contract [Member] | Deferred Taxes And Other Current Assets [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset		0
Foreign Exchange Contract [Member] | Deferred Taxes And Other Current Assets [Member] | Nondesignated [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	10	25
Foreign Exchange Contract [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability		0
Foreign Exchange Contract [Member] | Accounts Payable [Member] | Nondesignated [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	(17)	(11)
Interest Rate Swap [Member] | Long Term Investments And Receivables [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset		26
Interest Rate Swap [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset		1
Interest Rate Swap [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability		(10)
Cross Currency Interest Rate Contract [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability		$ (5)